Segmental analysis - Adjusted profit before tax (Details) £ in Millions		6 Months Ended
		Jun. 30, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Jun. 30, 2021 GBP (£)
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	[1]	£ 3,122	£ 2,763	£ 3,357
– of which: net interest income/(expense)		991	894	860
Change in expected credit losses and other credit impairment charges		(187)	103	71
Net operating income		2,935	2,866	3,428
Total operating expenses		(2,587)	(2,741)	(2,721)
Operating profit		348	125	707
Share of (loss)/profit in associates and joint ventures		(21)	83	108
Profit before tax		327	208	815
Operating segments
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges		3,309	2,930	3,400
Change in expected credit losses and other credit impairment charges		(187)	103	71
Net operating income		3,122	3,033	3,471
Total operating expenses		(2,391)	(2,529)	(2,589)
Operating profit		731	504	882
Share of (loss)/profit in associates and joint ventures		(21)	83	108
Profit before tax		£ 710	£ 587	£ 990
Adjusted cost efficiency ratio		0.723	0.863	0.761
Operating segments | MSS
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges			£ 931	£ 1,124
Change in expected credit losses and other credit impairment charges		£ 1	(1)	2
Net operating income		1,255	930	1,126
Total operating expenses		(970)	(1,013)	(1,051)
Operating profit		285	(83)	75
Share of (loss)/profit in associates and joint ventures		0	0	0
Profit before tax		£ 285	£ (83)	£ 75
Adjusted cost efficiency ratio		0.773	1.088	0.935
Operating segments | GB
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges			£ 689	£ 678
Change in expected credit losses and other credit impairment charges		£ (159)	82	58
Net operating income		575	771	736
Total operating expenses		(456)	(456)	(462)
Operating profit		119	315	274
Share of (loss)/profit in associates and joint ventures		0	0	0
Profit before tax		£ 119	£ 315	£ 274
Adjusted cost efficiency ratio		0.622	0.662	0.682
Operating segments | GBM Other
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges			£ 249	£ 330
Change in expected credit losses and other credit impairment charges		£ 0	0	5
Net operating income		110	249	335
Total operating expenses		(145)	(291)	(194)
Operating profit		(35)	(42)	141
Share of (loss)/profit in associates and joint ventures		0	0	0
Profit before tax		£ (35)	£ (42)	£ 141
Adjusted cost efficiency ratio		1.312	1.169	0.586
Operating segments | CMB
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges		£ 626	£ 540	£ 555
Change in expected credit losses and other credit impairment charges		(23)	8	(1)
Net operating income		603	548	554
Total operating expenses		(296)	(269)	(343)
Operating profit		307	279	211
Share of (loss)/profit in associates and joint ventures		0	0	0
Profit before tax		£ 307	£ 279	£ 211
Adjusted cost efficiency ratio		0.473	0.498	0.618
Operating segments | WPB
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges		£ 654	£ 562	£ 713
Change in expected credit losses and other credit impairment charges		(5)	14	9
Net operating income		649	576	722
Total operating expenses		(465)	(472)	(503)
Operating profit		184	104	219
Share of (loss)/profit in associates and joint ventures		0	0	0
Profit before tax		£ 184	£ 104	£ 219
Adjusted cost efficiency ratio		0.711	0.840	0.705
Operating segments | Corporate Centre
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges		£ (69)	£ (41)	£ 0
Change in expected credit losses and other credit impairment charges		(1)	0	(2)
Net operating income		(70)	(41)	(2)
Total operating expenses		(59)	(28)	(36)
Operating profit		(129)	(69)	(38)
Share of (loss)/profit in associates and joint ventures		(21)	83	108
Profit before tax		£ (150)	£ 14	£ 70
Adjusted cost efficiency ratio
Operating segments excluding intersegment elimination
Disclosure of operating segments [line items]
– of which: net interest income/(expense)		£ 991	£ 894	£ 860
Operating segments excluding intersegment elimination | MSS
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges		1,254
– of which: net interest income/(expense)		(69)	(126)	(106)
Operating segments excluding intersegment elimination | GB
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges		734
– of which: net interest income/(expense)		351	293	275
Operating segments excluding intersegment elimination | GBM Other
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges		110
– of which: net interest income/(expense)		75	129	95
Operating segments excluding intersegment elimination | CMB
Disclosure of operating segments [line items]
– of which: net interest income/(expense)		387	332	317
Operating segments excluding intersegment elimination | WPB
Disclosure of operating segments [line items]
– of which: net interest income/(expense)		294	274	293
Operating segments excluding intersegment elimination | Corporate Centre
Disclosure of operating segments [line items]
– of which: net interest income/(expense)		£ (47)	£ (8)	£ (14)

[1]	Net operating income before change in expected credit losses and other credit impairment charges is also referred to as revenue.